Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jan. 30, 2020	Dec. 31, 2019
Components of Other Non-Current Assets:
Operating lease right-of-use asset	$ 9,547		$ 9,847
Other non-current assets	11,995		24,700
Total other non-current assets	27,562		80,409
FLNG derivative
Components of Other Non-Current Assets:
Derivatives	6,020		45,640
Foreign Exchange Swaps
Components of Other Non-Current Assets:
Derivatives	0		214
Interest Rate Swaps
Components of Other Non-Current Assets:
Derivatives	$ 0		$ 8
Golar Viking
Components of Other Non-Current Assets:
Other non-current assets		$ 16,200